Details of Significant Accounts - Share capital, reconciliation of the additional paid-in capital due to issuance of the company's ordinary shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share capital
Proceed received upon recapitalization	$ 0	$ 0	$ 112,893
Issuance of ordinary shares			103,963
Additional paid-in capital
Share capital
Issuance of ordinary shares			$ 102,237
Additional paid-in capital | Perfect Ordinary Shares
Share capital
Proceed received upon recapitalization	112,893
Par value of the Class A Ordinary Shares	(1,726)
Fair value of the warrants at the Closing Date	(8,430)
Transactional cost (presented as accrued expense of Provident at Closing)	(500)
Issuance of ordinary shares	$ 102,237